Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Cash	$ 664,231		$ 664,231		$ 1,697,777
Interest earned in trust account	2,074,999	$ 2,442,279	4,064,267	$ 3,648,794	8,449,291
Interest in marketable securities	3,248,056		3,248,056		7,358,108
Accrued interest in marketable securities			816,211		$ 1,091,183
Tax provision			0
Federal depository insurance coverage	$ 250,000		250,000
Trust Account [Member]
Summary of Significant Accounting Policies [Line Items]
Interest earned in trust account			$ 4,064,267